INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 11:-	INCOME TAXES

a.	Israel tax reform:

Taxable income of the Israeli parent is subject to the Israeli corporate tax at the rate as follows: 2010 - 25%, 2011 - 24%, 2012- 25%.

b.	Israeli taxation:

The Company has not received final tax assessments since incorporation. In accordance with the tax laws, tax returns submitted up to and including the 2007 tax year can be regarded as final.

Tax loss carryforward:

The Company's tax loss carryforward were $ 44,118 as of December 31, 2012. Such losses can be carried forward indefinitely to offset any future taxable income of the Company.

c.	Foreign subsidiaries:

U.S subsidiary:

1.	The U.S subsidiary is taxed under United States federal and state tax rules.

2.
The U.S subsidiary's tax loss carryforward amounted to $ 10,115 as of December 31, 2012 for federal and state tax purposes. Such losses are available to offset any future U.S taxable income of the U.S subsidiary and will expire in the years 2013-2027 for federal tax purpose and in the years 2013-2017 for state tax purpose.

3.	The U.S subsidiary has not received final tax assessments since incorporation. In accordance with the tax laws, tax returns submitted up to and including the 2008 tax year can be regarded as final.

Brazilian subsidiary:

1.	The Brazilian subsidiary is taxed under Brazilian tax rules.

2.
The Brazilian subsidiary's tax loss carryforward amounted to $ 3,489 as of December 31, 2012 for tax purposes. Tax losses may be carried forward indefinitely, but can only offset up to 30% of the company taxable income for a tax period.

d.	Deferred taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31
	2012	2011
Deferred tax assets:
Carryforward tax losses	$15,836	$14,635
Allowance for doubtful accounts	104	99
Provisions for employees related obligations	353	104
Research and development	472	559
Other	3	53

	16,768	15,685
Less - valuation allowance	(16,768)	(15,685)

Net deferred tax assets	$-	$-

The net change in the total valuation allowance for the year ended December 31, 2012 was an increase of $ 1,083 and is mainly relates to increase in deferred taxes on NOL's for which a full valuation allowance was recorded. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences and tax loss carryforward are deductible. Management considers the projected taxable income and tax-planning strategies in making this assessment. In consideration of the Company's accumulated losses and the uncertainty of its ability to utilize its deferred tax assets in the future, management currently believes that it is more likely than not that the Company will not realize its deferred tax assets and accordingly recorded a valuation allowance to fully offset all the deferred tax assets.

e.	The components of income (loss) before income taxes are as follows:

	Year ended December 31,
	2012	2011	2010

Domestic	$(5,684)	$(2,038)	$496
Foreign	(183)	134	74

Income (loss) before income taxes	$(5,867)	$(1,904)	$570

f.	Reconciliation of the theoretical tax benefit and the actual tax expense:

	Year ended December 31,
	2012	2011	2010

Income (loss) before income taxes, as reported in the statements of operations	$(5,867)	$(1,904)	$570

Statutory tax rate in Israel	25%	24%	25%

Theoretical tax (benefit) expense	$(1,467)	$(457)	$143

Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(11)	18	5
Non-deductible expenses	185	175	312
Losses and timing differences for which no deferred taxes were recorded	1,083	234	-
Utilization of tax losses in respect of which deferred tax assets were not recorded in prior years	-	-	(622)
Other	330	30	162

Income taxes	$120	$-	$-

g.	Accounting for uncertainty in income taxes:

For the years ended December 31, 2010, 2011 and 2012, the Company did not have any unrecognized tax benefits and no interest and penalties related to unrecognized tax benefits had been accrued. The Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months.